Biological assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) g	Dec. 31, 2020 USD ($) g
Disclosure of reconciliation of changes in biological assets [line items]
Balance	$ 46,210	$ 19,197
Assets obtained in acquisitions	12,868	8,074
Unrealized fair value gain on growth of biological assets	465,180	224,610
Increase in biological assets due to capitalized costs	119,450	109,850
Transferred to inventories upon harvest	(565,582)	(314,114)
Transferred to assets held for sale	334	(1,407)
Difference in exchange	140
Balance	$ 78,600	$ 46,210
Biological assets yield on harvest (in gms) | g	26,076,583	16,905,180